Fair Value Measurements - Financial instruments measured at fair value on recurring basis by level within the fair value hierarchy (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Assets:
Available-for-sale debt investments	¥ 36,700	$ 5,619	¥ 2,014,537
Liability:
Forward contract in relation to disposal of investments in Particle			15,988
Carrying Value
Assets:
Term deposits and short term investments	1,280,033		1,271,889
Restricted cash	31,039		66,234
Available-for-sale debt investments	36,662		2,014,537
Liability:
Forward contract in relation to disposal of investments in Particle			15,988
Fair Value Recurring Basis | Level 1 | Fair Value
Assets:
Term deposits and short term investments			488,488
Restricted cash	31,039		66,234
Fair Value Recurring Basis | Level 2 | Fair Value
Assets:
Term deposits and short term investments	1,280,033		783,401
Fair Value Recurring Basis | Level 3 | Fair Value
Assets:
Available-for-sale debt investments	¥ 36,662		2,014,537
Liability:
Forward contract in relation to disposal of investments in Particle			¥ 15,988